Liabilities Measured at Fair Value on a Recurring Basis - Composition and Fair Value Hierarchy of Financial Liabilities (Details) - HZO, Inc. and Subsidiaries - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Liabilities Measured at Fair Value on a Recurring Basis
Warrant liability	$ 1,567,673	$ 51,673	$ 57,984
Derivative liability - conversion feature embedded in convertible debt	29,052,000	3,396,000	1,052,000
Transfer between levels	0	0	0
Fair value measurements, recurring
Liabilities Measured at Fair Value on a Recurring Basis
Warrant liability	1,567,673	51,673	57,984
Derivative liability - conversion feature embedded in convertible debt	29,052,000	3,396,000	1,052,000
Total	30,619,673	3,447,673	1,109,984
Level 3 | Fair value measurements, recurring
Liabilities Measured at Fair Value on a Recurring Basis
Warrant liability	1,567,673	51,673	57,984
Derivative liability - conversion feature embedded in convertible debt	29,052,000	3,396,000	1,052,000
Total	$ 30,619,673	$ 3,447,673	$ 1,109,984